Share-Based Payments - Assumptions of Warrants (Details) - Warrants.	1 Months Ended		12 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2021 kr / shares	Dec. 31, 2021 Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years) | Y			6.5
Risk-free interest rate			1.34%
Expected volatility			85.00%
Share price			$ 4.20
Exercise price of the warrants issued | kr / shares		kr 1
Share price	$ 6.24